Fair Value Measurements - Summary of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recurring [Member]
Financial assets
Cash and cash equivalents	$ 10,708	$ 31,303	$ 21,762
Fair Value, Inputs, Level 1 [Member] | Recurring [Member]
Financial assets
Cash and cash equivalents	10,708	31,303	21,762
Cara Therapeutics, Inc.
Financial assets
Available-for-sale marketable securities		0	48,983
Cara Therapeutics, Inc. | Recurring [Member]
Financial assets
Total financial assets	34,217	37,903	102,666
Cara Therapeutics, Inc. | U.S. Treasury Securities [Member]
Financial assets
Available-for-sale marketable securities			37,246
Cara Therapeutics, Inc. | U.S. Treasury Securities [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities			37,246
Cara Therapeutics, Inc. | U.S. Government Agency Obligations [Member]
Financial assets
Available-for-sale marketable securities			7,238
Cara Therapeutics, Inc. | U.S. Government Agency Obligations [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities			7,238
Cara Therapeutics, Inc. | Corporate Bonds [Member]
Financial assets
Available-for-sale marketable securities		0	4,499
Cara Therapeutics, Inc. | Corporate Bonds [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities			4,499
Cara Therapeutics, Inc. | Fair Value, Inputs, Level 1 [Member] | Recurring [Member]
Financial assets
Total financial assets	34,217	37,903	53,683
Cara Therapeutics, Inc. | Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Financial assets
Total financial assets			48,983
Cara Therapeutics, Inc. | Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities			37,246
Cara Therapeutics, Inc. | Significant Other Observable Inputs (Level 2) [Member] | U.S. Government Agency Obligations [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities			7,238
Cara Therapeutics, Inc. | Significant Other Observable Inputs (Level 2) [Member] | Corporate Bonds [Member] | Recurring [Member]
Financial assets
Available-for-sale marketable securities			4,499
Cara Therapeutics, Inc. | Money Market Funds [Member] | Recurring [Member]
Financial assets
Cash and cash equivalents	34,217	37,903	51,775
Restricted cash			1,908
Cara Therapeutics, Inc. | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Recurring [Member]
Financial assets
Cash and cash equivalents	$ 34,217	$ 37,903	51,775
Restricted cash			$ 1,908